Debt - Additional Information (Details) - 4.6% senior notes due to related parties in 2024 [Member] - KRW (₩) ₩ in Billions	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2023
Debt Instrument [Line Items]
Related party transaction rate of interest			4.60%
Long term debt instrument maturity date			May 27, 2024
Principal [Member]
Debt Instrument [Line Items]
Repayment of related party debt	₩ 30.0	₩ 20.0
Interest [Member]
Debt Instrument [Line Items]
Repayment of related party debt	₩ 3.1	₩ 1.2
Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount			₩ 100.0